Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE — 9 SUBSEQUENT EVENTS

On November 6, 2025, the Company announced that its shareholders and Board of Directors approved a one-for-ten reverse share split of the Company’s issued and unissued Ordinary Shares, Class A shares, and preferred shares. The reverse share split became effective on November 10, 2025. Upon effectiveness, every ten Ordinary Shares automatically combined into one Ordinary Share. Outstanding warrants were proportionately adjusted in accordance with their terms. No fractional shares were issued, and any fractional amounts were rounded up to the nearest whole share.

Following the reverse share split, the Company had approximately 733,347 Ordinary Shares and 1,831,675 Class A Shares issued and outstanding. The reverse share split will be retroactively reflected in all shares and per-share information in the period in which the financial statements are issued.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated the impact of all events or transactions that occurred after September 30, 2025, up through the date the Company issued the unaudited consolidated financial statements. Apart from the transactions disclosed elsewhere in these accompanying consolidated financial statements, the Company did not have any material subsequent events other than disclosed above.